INVESTMENT COMPANIES

              Investment Company Act file number 811-3255

                             Total Return Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Common Stocks--67.2%
----------------------------------------------------------------
 Consumer Discretionary--10.8%
----------------------------------------------------------------
 Auto Components--0.8%
 Dana Corp.                              47,200    $    545,632
----------------------------------------------------------------
 Johnson Controls, Inc.                  24,500       2,097,200
                                                   -------------
                                                      2,642,832

----------------------------------------------------------------
 Automobiles--0.7%
 General Motors Corp.                    65,900       2,372,400
----------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.0%
 Harrah's Entertainment, Inc. 1
                                         40,600       1,633,744
----------------------------------------------------------------
 Wendy's International, Inc.             51,100       1,480,367
                                                   -------------
                                                      3,114,111

----------------------------------------------------------------
 Household Durables--1.1%
 Black & Decker Corp.                    22,700         986,315
----------------------------------------------------------------
 Centex Corp.                            19,500       1,516,905
----------------------------------------------------------------
 Leggett & Platt, Inc.                   42,300         867,150
                                                   -------------
                                                      3,370,370

----------------------------------------------------------------
 Internet & Catalog Retail--0.7%
 eBay, Inc. 1                            21,700       2,260,706
----------------------------------------------------------------
 Leisure Equipment & Products--0.4%
 Mattel, Inc.                            64,200       1,214,664
----------------------------------------------------------------
 Media--2.3%
 AOL Time Warner, Inc. 1                206,000       3,314,539
----------------------------------------------------------------
 Comcast Corp., Cl. A 1                  19,600         591,528
----------------------------------------------------------------
 Gannett Co., Inc.                        7,000         537,670
----------------------------------------------------------------
 Knight-Ridder, Inc.                     12,700         875,411
----------------------------------------------------------------
 New York Times Co., Cl. A               24,700       1,123,850
----------------------------------------------------------------
 Viacom, Inc., Cl. B 1                   16,700         729,122
                                                   -------------
                                                      7,172,120

----------------------------------------------------------------
 Multiline Retail--0.5%
 Kohl's Corp. 1                          28,900       1,484,882
----------------------------------------------------------------
 Specialty Retail--2.5%
 AutoNation, Inc. 1                      80,800       1,270,176
----------------------------------------------------------------
 AutoZone, Inc. 1                        15,400       1,169,938
----------------------------------------------------------------
 Gap, Inc. (The)                         96,300       1,806,588
----------------------------------------------------------------
 Lowe's Cos., Inc.                       15,700         674,315
----------------------------------------------------------------
 Sherwin-Williams Co.                    55,300       1,486,464
----------------------------------------------------------------
 TJX Cos., Inc. (The)                    81,700       1,539,228
                                                   -------------
                                                      7,946,709

----------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.8%
 Jones Apparel Group, Inc. 1             29,400         860,244
----------------------------------------------------------------
 Liz Claiborne, Inc.                     44,600       1,572,150
                                                   -------------
                                                      2,432,394

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Consumer Staples--4.7%
----------------------------------------------------------------
 Beverages--1.7%
 Anheuser-Busch Cos., Inc.               48,300    $  2,465,715
----------------------------------------------------------------
 Brown-Forman Corp., Cl. B                9,500         746,890
----------------------------------------------------------------
 Coca-Cola Enterprises, Inc.             68,300       1,239,645
----------------------------------------------------------------
 PepsiCo, Inc.                           23,600       1,050,200
                                                   -------------
                                                      5,502,450

----------------------------------------------------------------
 Food & Staples Retailing--1.6%
 Wal-Mart Stores, Inc.                   92,600       4,969,842
----------------------------------------------------------------
 Food Products--0.5%
 Sara Lee Corp.                          86,800       1,632,708
----------------------------------------------------------------
 Household Products--0.4%
 Clorox Co. (The)                        32,200       1,373,330
----------------------------------------------------------------
 Personal Products--0.5%
 Alberto-Culver Co., Cl. B               28,400       1,451,240
----------------------------------------------------------------
 Energy--5.9%
----------------------------------------------------------------
 Oil & Gas--5.9%
 Anadarko Petroleum Corp.                41,700       1,854,399
----------------------------------------------------------------
 Apache Corp.                            35,920       2,336,955
----------------------------------------------------------------
 ChevronTexaco Corp.                     57,800       4,173,160
----------------------------------------------------------------
 ConocoPhillips                          19,100       1,046,680
----------------------------------------------------------------
 Exxon Mobil Corp.                      194,600       6,988,086
----------------------------------------------------------------
 Marathon Oil Corp.                      89,000       2,345,150
                                                   -------------
                                                     18,744,430

----------------------------------------------------------------
 Financials--17.0%
----------------------------------------------------------------
 Commercial Banks--6.2%
 Bank of America Corp.                   68,100       5,381,943
----------------------------------------------------------------
 Bank One Corp.                          75,400       2,803,372
----------------------------------------------------------------
 BB&T Corp.                              74,200       2,545,060
----------------------------------------------------------------
 U.S. Bancorp                            79,300       1,942,850
----------------------------------------------------------------
 Wachovia Corp.                          59,800       2,389,608
----------------------------------------------------------------
 Washington Mutual, Inc.                 83,800       3,460,940
----------------------------------------------------------------
 Wells Fargo Co.                         21,900       1,103,760
                                                   -------------
                                                     19,627,533

----------------------------------------------------------------
 Diversified Financial Services--2.6%
 Citigroup, Inc.                        172,200       7,370,160
----------------------------------------------------------------
 Lehman Brothers Holdings, Inc.          11,500         766,802
                                                   -------------
                                                      8,136,962

----------------------------------------------------------------
 Insurance--5.5%
 ACE Ltd.                                62,200       2,132,838
----------------------------------------------------------------
 Allstate Corp.                          82,400       2,937,560
----------------------------------------------------------------
 American International
 Group, Inc.                             95,900       5,291,762
----------------------------------------------------------------
 Chubb Corp.                             35,500       2,130,000
----------------------------------------------------------------
 Safeco Corp.                            47,500       1,675,800
----------------------------------------------------------------
 Torchmark Corp.                         42,300       1,575,675



4  |  TOTAL RETURN PORTFOLIO

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Insurance Continued
 Travelers Property Casualty
 Corp., Cl. B                            38,900    $    613,453
----------------------------------------------------------------
 XL Capital Ltd., Cl. A                  11,700         971,100
                                                   -------------
                                                     17,328,188

----------------------------------------------------------------
 Real Estate--1.1%
 Apartment Investment
 & Management Co.                        42,000       1,453,200
----------------------------------------------------------------
 Equity Residential                       4,500         116,775
----------------------------------------------------------------
 Simon Property Group, Inc.              49,600       1,935,888
                                                   -------------
                                                      3,505,863

----------------------------------------------------------------
 Thrifts & Mortgage Finance--1.6%
 Countrywide Financial Corp.             33,500       2,330,595
----------------------------------------------------------------
 Fannie Mae                              38,900       2,623,416
                                                   -------------
                                                      4,954,011

----------------------------------------------------------------
 Health Care--5.6%
----------------------------------------------------------------
 Health Care Equipment & Supplies--0.6%
 Stryker Corp. 1                         25,100       1,741,187
----------------------------------------------------------------
 Health Care Providers & Services--2.6%
 Aetna, Inc.                             21,000       1,264,200
----------------------------------------------------------------
 Cardinal Health, Inc.                   35,200       2,263,360
----------------------------------------------------------------
 Cigna Corp.                             23,400       1,098,396
----------------------------------------------------------------
 Humana, Inc. 1                          90,800       1,371,080
----------------------------------------------------------------
 UnitedHealth Group, Inc.                44,800       2,251,200
                                                   -------------
                                                      8,248,236

----------------------------------------------------------------
 Pharmaceuticals--2.4%
 Forest Laboratories, Inc. 1             35,500       1,943,625
----------------------------------------------------------------
 Johnson & Johnson                       18,100         935,770
----------------------------------------------------------------
 Merck & Co., Inc.                       61,100       3,699,605
----------------------------------------------------------------
 Pfizer, Inc.                            32,900       1,123,535
                                                   -------------
                                                      7,702,535

----------------------------------------------------------------
 Industrials--4.6%
----------------------------------------------------------------
 Building Products--0.3%
 American Standard Cos., Inc. 1          11,600         857,588
----------------------------------------------------------------
 Commercial Services & Supplies--0.8%
 Avery-Dennison Corp.                    22,600       1,134,520
----------------------------------------------------------------
 H&R Block, Inc.                         33,100       1,431,575
                                                   -------------
                                                      2,566,095

----------------------------------------------------------------
 Electrical Equipment--0.7%
 Emerson Electric Co.                    45,300       2,314,830
----------------------------------------------------------------
 Industrial Conglomerates--1.5%
 3M Co.                                  19,500       2,515,110
----------------------------------------------------------------
 General Electric Co.                    80,400       2,305,872
                                                   -------------
                                                      4,820,982


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Road & Rail--1.3%
 CSX Corp.                               63,700    $  1,916,733
----------------------------------------------------------------
 Norfolk Southern Corp.                 106,100       2,037,120
                                                   -------------
                                                      3,953,853

----------------------------------------------------------------
 Information Technology--8.1%
----------------------------------------------------------------
 Communications Equipment--0.5%
 Motorola, Inc.                         183,900       1,734,177
----------------------------------------------------------------
 Computers & Peripherals--3.2%
 Dell Computer Corp. 1                   98,100       3,135,276
----------------------------------------------------------------
 Hewlett-Packard Co.                    101,300       2,157,690
----------------------------------------------------------------
 International Business
 Machines Corp.                          33,100       2,730,750
----------------------------------------------------------------
 Lexmark International,
 Inc., Cl. A 1                           17,800       1,259,706
----------------------------------------------------------------
 NCR Corp. 1                             34,000         871,080
                                                   -------------
                                                     10,154,502

----------------------------------------------------------------
 Electronic Equipment & Instruments--0.0%
 Solectron Corp. 1                        6,800          25,432
----------------------------------------------------------------
 IT Services--2.1%
 Computer Sciences Corp. 1               40,800       1,555,296
----------------------------------------------------------------
 Electronic Data Systems Corp.           44,400         952,380
----------------------------------------------------------------
 First Data Corp.                        57,200       2,370,368
----------------------------------------------------------------
 Unisys Corp. 1                         139,900       1,717,972
                                                   -------------
                                                      6,596,016

----------------------------------------------------------------
 Semiconductor & Semiconductor Equipment--0.7%
 Intel Corp.                            100,700       2,092,949
----------------------------------------------------------------
 Software--1.6%
 Microsoft Corp.                        196,600       5,034,926
----------------------------------------------------------------
 Materials--3.4%
----------------------------------------------------------------
 Chemicals--2.3%
 Dow Chemical Co.                        99,300       3,074,328
----------------------------------------------------------------
 Du Pont (E.I.) de
 Nemours & Co.                           65,700       2,735,748
----------------------------------------------------------------
 Eastman Chemical Co.                    22,600         715,742
----------------------------------------------------------------
 Rohm & Haas Co.                         27,800         862,634
                                                   -------------
                                                      7,388,452

----------------------------------------------------------------
 Containers & Packaging--1.1%
 Ball Corp.                              19,700         896,547
----------------------------------------------------------------
 Bemis Co., Inc.                         30,000       1,404,000
----------------------------------------------------------------
 Pactiv Corp. 1                          61,700       1,216,107
                                                   -------------
                                                      3,516,654

----------------------------------------------------------------
 Telecommunication Services--5.3%
----------------------------------------------------------------
 Diversified Telecommunication Services--3.8%
 BellSouth Corp.                        145,700       3,879,991
----------------------------------------------------------------
 CenturyTel, Inc.                        27,300         951,405
----------------------------------------------------------------
 Citizens Communications Co. 1          107,800       1,389,542
----------------------------------------------------------------
 SBC Communications, Inc.                48,500       1,239,175
----------------------------------------------------------------
 Sprint Corp. (Fon Group)               192,900       2,777,760



5  |  TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Verizon Communications, Inc.            45,200    $  1,783,140
                                                   -------------
                                                     12,021,013

----------------------------------------------------------------
 Wireless Telecommunication Services--1.5%
 AT&T Corp.                             138,100       2,658,425
----------------------------------------------------------------
 Nextel Communications, Inc., Cl. A 1   107,000       1,934,560
                                                   -------------
                                                      4,592,985

----------------------------------------------------------------
 Utilities--1.8%
----------------------------------------------------------------
 Electric Utilities--1.0%
 DTE Energy Co.                          22,100         853,944
----------------------------------------------------------------
 TXU Corp.                               93,900       2,108,055
                                                   -------------
                                                      2,961,999

----------------------------------------------------------------
 Gas Utilities--0.8%
 NiSource, Inc.                          36,600         695,400
----------------------------------------------------------------
 Sempra Energy                           67,100       1,914,363
                                                   -------------
                                                      2,609,763
                                                   -------------
 Total Common Stocks (Cost $223,974,983)            212,171,919

                                      Principal
                                         Amount
----------------------------------------------------------------
 Asset-Backed Securities--6.6%
 BMW Vehicle Owner Trust,
 Automobile Loan Certificates,
 Series 2003-A, Cl. A2, 1.45%,
 11/25/05 2                         $   790,000         791,939
----------------------------------------------------------------
 Capital Auto Receivables Asset
 Trust, Automobile Mtg.-Backed
 Nts., Series 2002-4, Cl. A2B, 1.74%,
 1/17/05 2                            1,112,414       1,115,208
----------------------------------------------------------------
 Caterpillar Financial Asset Trust,
 Equipment Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2,
 1.25%, 10/25/05                        450,000         449,978
----------------------------------------------------------------
 Centex Home Equity Co. LLC,
 Home Equity Loan Asset-Backed
 Certificates, Series 2003-B, Cl. AF1,
 1.64%, 2/25/18                         270,000         270,000
----------------------------------------------------------------
 Chase Funding Mortgage Loan
 Asset-Backed Certificates, Home
 Equity Mtg. Obligations, Series
 2003-3, Cl. 1A1, 1.40%,
 8/25/17 3                              397,915         397,859
----------------------------------------------------------------
 Chase Manhattan Auto Owner
 Trust, Automobile Loan Pass-
 Through Certificates, Series
 2003-A, Cl. A2, 1.26%,
 1/16/06 2                              280,000         280,256


                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Asset-Backed Securities Continued
 CitiFinancial Mortgage Securities,
 Inc., Home Equity Collateralized
 Mtg. Obligations:
 Series 2002-1, Cl. AF1, 2.474%,
 9/25/32                            $   467,953    $    470,323
 Series 2003-2, Cl. AF1, 1.128%,
 5/25/33 3                              530,000         530,000
----------------------------------------------------------------
 DaimlerChrysler Auto Trust,
 Automobile Loan Pass-Through
 Certificates, Series 2002-B, Cl. A2,
 2.20%, 4/6/05                          598,793         601,189
----------------------------------------------------------------
 Ford Credit Auto Owner Trust,
 Automobile Loan Certificates,
 Series 2002-D, Cl. A2A, 2.10%,
 3/15/05                              1,162,608       1,167,372
----------------------------------------------------------------
 Harley-Davidson Motorcycle
 Trust, Motorcycle Receivable Nts.,
 Series 2002-2, Cl. A1, 1.91%,
 4/16/07                                567,141         569,754
----------------------------------------------------------------
 Honda Auto Receivables Owner
 Trust, Automobile Receivables
 Obligations:
 Series 2002-3, Cl. A2, 2.26%,
 12/18/04                               850,343         853,503
 Series 2002-4, Cl. A2, 1.66%,
 6/15/05                                710,000         711,569
 Series 2003-2, Cl. A2, 1.34%,
 12/21/05                               813,000         814,297
----------------------------------------------------------------
 Household Automotive Trust,
 Automobile Loan Certificates,
 Series 2002-2, Cl. A2, 2.15%,
 12/19/05                               612,415         614,788
----------------------------------------------------------------
 Litigation Settlement Monetized
 Fee Trust, Asset-Backed Certificates,
 Series 2001-1A, Cl. A1, 8.33%,
 4/25/31 2                            1,654,308       1,622,215
----------------------------------------------------------------
 M&I Auto Loan Trust, Automobile
 Loan Certificates, Series 2002-1,
 Cl. A2, 1.95%, 7/20/05                 463,699         465,067
----------------------------------------------------------------
 MMCA Auto Lease Trust, Auto
 Retail Installment Contracts,
 Series 2002-A, Cl. A2, 1.35%,
 5/16/05 3,4                            677,110         677,705
----------------------------------------------------------------
 Nissan Auto Lease Trust, Auto
 Lease Obligations, Series 2002-A,
 Cl. A2, 1.86%, 11/15/04 2            1,320,000       1,323,127
----------------------------------------------------------------
 Nissan Auto Receivables Owner
 Trust, Auto Receivable Nts.:
 Series 2002-C, Cl. A2, 1.94%,
 9/15/04                              1,078,900       1,081,388
 Series 2003-B, Cl. A2, 1.20%,
 11/15/05                             1,100,000       1,100,000



6  |  TOTAL RETURN PORTFOLIO

                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Asset-Backed Securities Continued
 Salomon Smith Barney Auto Loan
 Trust, Asset-Backed Auto Loan
 Obligations, Series 2002-1, Cl. A2,
 1.83%, 9/15/05 2                   $   887,265    $    889,887
----------------------------------------------------------------
 Toyota Auto Receivables Owner
 Trust, Automobile Mtg.-Backed
 Obligations, Series 2003-A, Cl. A2,
 1.28%, 8/15/05                       1,160,000       1,160,842
----------------------------------------------------------------
 USAA Auto Owner Trust,
 Automobile Loan Asset-Backed
 Certificates, Series 2002-1, Cl. A2,
 1.95%, 3/15/05                         284,978         285,681
----------------------------------------------------------------
 Volkswagen Auto Lease Trust,
 Automobile Lease Asset-Backed
 Securities, Series 2002-A, Cl. A2,
 1.77%, 2/20/05                       1,290,000       1,293,474
----------------------------------------------------------------
 Volkswagen Auto Loan Enhanced
 Trust, Automobile Loan Receivables,
 Series 2003-1, Cl. A2, 1.11%,
 12/20/05                               440,000         439,811
----------------------------------------------------------------
 Whole Auto Loan Trust, Automobile
 Loan Receivables, Series 2002-1,
 Cl. A2, 1.88%, 6/15/05 5               860,000         862,946
                                                   -------------
 Total Asset-Backed Securities
 (Cost $20,827,240)                                  20,840,178

----------------------------------------------------------------
 Mortgage-Backed Obligations--21.5%
 FHLMC Structured Pass-Through
 Securities, Collateralized Mtg.
 Obligations:
 Series H002, Cl. A2, 1.861%,
 12/15/06                               366,137         365,808
 Series H003, Cl. A2, 1.88%,
 1/15/07                              1,152,069       1,162,856
 Series H006, Cl. A1, 1.724%,
 4/15/08 2                              553,479         554,700
----------------------------------------------------------------
 Federal Home Loan Mortgage
 Corp., Gtd. Mtg. Pass-Through
 Participation Certificates:
 8%, 4/1/16                             678,390         733,482
 9%, 8/1/22-5/1/25                      185,174         206,338
----------------------------------------------------------------
 Federal Home Loan Mortgage
 Corp., Real Estate Mtg. Investment
 Conduit Multiclass Certificates,
 Series 2551, Cl. FD, 1.71%,
 1/15/33 3                              449,213         450,124
----------------------------------------------------------------
 Federal National Mortgage Assn.:
 5.50%, 7/14/33 6                     2,078,000       2,148,132
 6%, 7/25/33 6                        7,162,000       7,444,004
 6.50%, 4/1/24-3/1/26                   557,144         583,341
 6.50%, 7/1/33 6                     15,837,000      16,510,072
 7%, 2/25/22                          2,389,185       2,484,975
 7%, 7/14/33-8/25/33 6               21,301,000      22,436,126
 7.50%, 5/1/07-12/1/08                  238,107         253,792
 8%, 3/1/17-6/1/17                       45,318          49,444
 8.50%, 7/1/32                          182,696         196,446

                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Mortgage-Backed Obligations Continued
 Federal National Mortgage Assn.,
 Collateralized Mtg. Obligations, Gtd.
 Real Estate Mtg. Investment Conduit
 Pass-Through Certificates, Trust
 2002-77, Cl. WF, 1.508%,
 12/18/32 3                         $   702,138    $    703,726
----------------------------------------------------------------
 Federal National Mortgage Assn.,
 Interest-Only Stripped Mtg.-Backed
 Security, Trust 1993-223, Cl. PM,
 (22.167)%, 10/25/23 7                1,077,170          90,629
----------------------------------------------------------------
 GE Capital Mortgage Services, Inc.,
 Collateralized Mtg. Obligations,
 Series 1999-2, Cl. A3, 6.50%,
 4/25/29                              2,500,000       2,546,412
----------------------------------------------------------------
 Government National Mortgage Assn.:
 7%, 11/15/08-1/15/24                   453,039         484,644
 7.50%, 1/15/09-6/15/24               1,181,733       1,269,978
 8%, 5/15/17                            214,468         234,587
 8.50%, 8/15/17-12/15/17                209,636         230,879
----------------------------------------------------------------
 Granite Mortgages plc, Mtg.-Backed
 Obligations, Series 2002-2, Cl. 1A1,
 1.439%, 1/21/17 2,3                    386,308         386,350
----------------------------------------------------------------
 Morgan Stanley Capital I, Inc.,
 Commercial Mtg. Pass-Through
 Certificates, Series 1996-WF1,
 Cl. A2, 7.385%, 11/15/28 3,4           497,079         500,131
----------------------------------------------------------------
 Norwest Asset Securities Corp.,
 Collateralized Mtg. Obligations
 Pass-Through Certificates, Series
 1999-18, Cl. A2, 6%, 7/25/29         2,639,513       2,675,477
----------------------------------------------------------------
 Prudential Mortgage Capital Co. II
 LLC, Commercial Mtg. Pass-Through
 Certificates, Series PRU-HTG
 2000-C1, Cl. A2, 7.306%,
 10/6/15                                251,000         302,420
----------------------------------------------------------------
 Residential Funding Mortgage
 Securities I, Inc., Mtg. Pass-Through
 Certificates, Series 1998-S4, Cl. M1,
 6.50%, 2/25/13                       1,416,083       1,423,921
----------------------------------------------------------------
 Washington Mutual Mortgage
 Securities Corp., Collateralized
 Mtg. Obligations, Pass-Through
 Certificates:
 Series 2002-AR19, Cl. A1, 1.77%,
 1/25/33 3                              445,460         445,967
 Series 2003-AR7, Cl. A1, 1.507%,
 8/25/33                              1,050,000       1,050,000
----------------------------------------------------------------
 Wells Fargo Mortgage-Backed
 Securities Trust, Collateralized
 Mtg. Obligations, Series 2003-A,
 Cl. A1, 1.79%, 2/25/33 2                53,805          53,876
                                                   -------------
 Total Mortgage-Backed Obligations
 (Cost $67,287,825)                                  67,978,637



7  |  TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 U.S. Government Obligations--6.3%
 Federal Home Loan Bank Unsec.
 Bonds, Series EY06, 5.25%,
 8/15/06                            $   867,000    $    955,780
----------------------------------------------------------------
 Federal Home Loan Mortgage Corp.
 Unsec. Nts.:
 4.50%, 1/15/13                         400,000         421,011
 5.50%, 7/15/06                         544,000         602,436
----------------------------------------------------------------
 Federal National Mortgage Assn.
 Unsec. Nts.:
 4.25%, 7/15/07                         250,000         269,272
 7.25%, 1/15/10-5/15/30               3,700,000       4,776,285
----------------------------------------------------------------
 Tennessee Valley Authority Bonds,
 7.125%, 5/1/30                         318,000         416,222
----------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31                      1,020,000       1,148,895
 8.875%, 8/15/17                        789,000       1,193,856
 STRIPS, 2.99%, 2/15/10 8               415,000         337,852
 STRIPS, 3.65%, 2/15/11 8             3,175,000       2,461,028
 STRIPS, 3.66%, 2/15/13 8               750,000         521,115
----------------------------------------------------------------
 U.S. Treasury Nts.:
 3.625%, 5/15/13                      1,475,000       1,486,986
 4.75%, 11/15/08                      3,590,000       3,980,836
 5.75%, 11/15/05                      1,230,000       1,354,106
                                                   -------------
 Total U.S. Government Obligations
 (Cost $19,397,723)                                  19,925,680

----------------------------------------------------------------
 Foreign Government Obligations--0.1%
 United Mexican States Nts., 7.50%,
 1/14/12 (Cost $303,107)                300,000         343,875

----------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--13.2%
 AEP Resources, Inc., 6.50% Sr. Nts.,
 12/1/03 4                              440,000         447,262
----------------------------------------------------------------
 Aetna, Inc., 7.375% Sr. Unsec. Nts.,
 3/1/06                                 162,000         182,200
----------------------------------------------------------------
 Albertson's, Inc., 7.45% Unsec.
 Debs., 8/1/29                          280,000         317,224
----------------------------------------------------------------
 Allied Waste North America, Inc.,
 10% Sr. Unsec. Sub. Nts., Series B,
 8/1/09                                 210,000         224,175
----------------------------------------------------------------
 American International Group, Inc./
 SunAmerica Global Financing VI,
 6.30% Sr. Sec. Nts., 5/10/11 4         430,000         493,915
----------------------------------------------------------------
 AT&T Wireless Services, Inc.:
 6.875% Sr. Unsec. Unsub. Nts.,
 4/18/05                                115,000         124,461
 8.75% Sr. Unsec. Nts., 3/1/31          240,000         297,713
----------------------------------------------------------------
 AXA Group, 8.60% Unsec. Sub.
 Nts., 12/15/30                         520,000         672,164
----------------------------------------------------------------
 Bankers Trust Corp., 7.375% Unsec.
 Sub. Nts., 5/1/08                       50,000          58,691
----------------------------------------------------------------
 Boeing Capital Corp., 7.375% Sr.
 Nts., 9/27/10                          720,000         854,388


                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued Bristol-Myers Squibb Co., 5.75%
 Nts., 10/1/11                      $   570,000    $    635,403
----------------------------------------------------------------
 British Sky Broadcasting Group plc,
 8.20% Sr. Unsec. Nts., 7/15/09         240,000         284,817
----------------------------------------------------------------
 Burlington Northern Santa Fe Corp.,
 5.90% Sr. Nts., 7/1/12                 430,000         480,362
----------------------------------------------------------------
 Cardinal Health, Inc., 4.45% Nts.,
 6/30/05                                430,000         452,494
----------------------------------------------------------------
 CenterPoint Energy, Inc., 5.875%
 Nts., 6/1/08 4                         285,000         287,150
----------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec.
 Unsub. Nts., 4/2/12                    330,000         394,123
----------------------------------------------------------------
 Citigroup, Inc., 6.625% Unsec. Sub.
 Nts., 6/15/32                        1,320,000       1,530,624
----------------------------------------------------------------
 Citizens Communications Co.,
 9.25% Sr. Nts., 5/15/11                325,000         421,280
----------------------------------------------------------------
 Clear Channel Communications,
 Inc., 7.65% Sr. Nts., 9/15/10          340,000         409,856
----------------------------------------------------------------
 Credit Suisse First Boston, Inc.
 (USA), 6.125% Nts., 11/15/11           565,000         633,983
----------------------------------------------------------------
 CSX Corp., 6.25% Unsec. Nts.,
 10/15/08                               305,000         348,681
----------------------------------------------------------------
 DaimlerChrysler NA Holding
 Corp., 6.40% Nts., 5/15/06 5           540,000         590,089
----------------------------------------------------------------
 Delhaize America, Inc., 9% Unsub.
 Debs., 4/15/31                         245,000         270,725
----------------------------------------------------------------
 Delphi Corp., 6.55% Nts.,
 6/15/06                                355,000         381,142
----------------------------------------------------------------
 Deutsche Telekom International
 Finance BV:
 8.25% Unsec. Unsub. Nts., 6/15/05 3    460,000         513,240
 8.75% Unsec. Unsub. Nts., 6/15/30       90,000         115,080
----------------------------------------------------------------
 Dime Capital Trust I, 9.33% Capital
 Securities, Series A, 5/6/27           950,000       1,167,828
----------------------------------------------------------------
 Dominion Resources, Inc., 8.125%
 Sr. Unsub. Nts., 6/15/10               365,000         453,054
----------------------------------------------------------------
 DTE Energy Co., 6.375% Sr. Nts.,
 4/15/33                                320,000         334,832
----------------------------------------------------------------
 Duke Energy Corp., 5.625% Nts.,
 11/30/12                               245,000         263,993
----------------------------------------------------------------
 EOP Operating LP, 7.75% Unsec.
 Nts., 11/15/07                         390,000         457,216
----------------------------------------------------------------
 Farmers Insurance Exchange,
 8.625% Nts., 5/1/24 4                1,100,000       1,075,554
----------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub.
 Nts., Series C, 11/15/31               410,000         460,960
----------------------------------------------------------------
 Ford Motor Co., 7.45% Bonds,
 7/16/31                                530,000         486,861
----------------------------------------------------------------
 France Telecom SA:
 8.70% Sr. Unsec. Nts., 3/1/06          220,000         251,130
 9.25% Sr. Unsec. Nts., 3/1/11          245,000         308,885
 10% Sr. Unsec. Nts., 3/1/31 3           75,000         104,148



8  |  TOTAL RETURN PORTFOLIO

                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 Franklin Resources, Inc., 3.70% Nts.,
 4/15/08                            $   203,000    $    207,962
----------------------------------------------------------------
 General Electric Capital Corp.,
 6% Nts., 6/15/12                       775,000         876,335
----------------------------------------------------------------
 General Motors Acceptance Corp.,
 6.875% Unsec. Unsub. Nts.,
 8/28/12                                830,000         829,444
----------------------------------------------------------------
 General Motors Corp., 7.20% Nts.,
 1/15/11                                860,000         868,063
----------------------------------------------------------------
 Goldman Sachs Group, Inc. (The),
 6.60% Sr. Unsec. Nts.,
 1/15/12                                320,000         372,454
----------------------------------------------------------------
 Hartford Financial Services Group,
 Inc. (The), 2.375% Nts.,
 6/1/06                                 165,000         164,971
----------------------------------------------------------------
 Health Net, Inc., 8.375% Sr. Unsec.
 Unsub. Nts., 4/15/11                    72,000          87,644
----------------------------------------------------------------
 Hertz Corp. (The), 7.625% Sr. Nts.,
 6/1/12                               1,010,000       1,027,496
----------------------------------------------------------------
 Household Finance Corp., 7% Nts.,
 5/15/12                                415,000         492,051
----------------------------------------------------------------
 Hutchison Whampoa International
 Ltd., 6.50% Nts., 2/13/13 4            380,000         399,530
----------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75% Sub.
 Nts., 2/1/11                           351,000         412,593
----------------------------------------------------------------
 John Hancock Global Funding II:
 5% Nts., 7/27/07 4                     445,000         482,966
 7.90% Nts., 7/2/10 4                   275,000         339,759
----------------------------------------------------------------
 Kinder Morgan, Inc., 6.50% Sr.
 Unsec. Nts., 9/1/12                    365,000         419,137
----------------------------------------------------------------
 Kroger Co. (The), 7.80% Sr. Nts.,
 8/15/07                                445,000         515,800
----------------------------------------------------------------
 Lockheed Martin Corp.,
 8.50% Bonds, 12/1/29                   410,000         559,015
----------------------------------------------------------------
 Marsh & McLennan Cos., Inc.,
 4.85% Nts., 2/15/13                    244,000         254,319
----------------------------------------------------------------
 Metropolitan Life Global Funding I,
 4.75% Nts., 6/20/07                    650,000         701,211
----------------------------------------------------------------
 MidAmerican Energy Holdings Co.,
 5.875% Sr. Nts., 10/1/12               655,000         719,647
----------------------------------------------------------------
 Morgan Stanley, 6.60% Nts.,
 4/1/12                                 430,000         497,660
----------------------------------------------------------------
 Nationwide Financial Services, Inc.,
 5.90% Nts., 7/1/12                     345,000         381,613
----------------------------------------------------------------
 News America Holdings, Inc.,
 7.75% Sr. Unsec. Debs.,
 12/1/45                                555,000         662,514
----------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr.
 Unsec. Nts., 11/15/10                  475,000         561,638
----------------------------------------------------------------
 NorAm Energy Corp., 6.375% Unsec.
 Term Enhanced Remarketable Nts.,
 11/1/03                                 49,000          49,495
----------------------------------------------------------------
 Northrop Grumman Corp., 7.125%
 Sr. Nts., 2/15/11                      345,000         413,908
----------------------------------------------------------------
 Petroleos Mexicanos, 9.50% Sr.
 Sub. Nts., 9/15/27                     200,000         247,500

                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 PF Export Receivables Master Trust,
 3.748% Sr. Nts., Series B,
 6/1/13 2                           $   235,000    $    236,528
----------------------------------------------------------------
 Progress Energy, Inc., 6.55% Sr.
 Unsec. Nts., 3/1/04                    525,000         541,720
----------------------------------------------------------------
 Prudential Holdings LLC, 8.695%
 Bonds, Series C, 12/18/23 4            490,000         622,080
----------------------------------------------------------------
 Prudential Insurance Co. of America,
 8.30% Nts., 7/1/25 4                   700,000         896,543
----------------------------------------------------------------
 Raytheon Co., 5.70% Sr. Unsec.
 Nts., 11/1/03                          720,000         726,515
----------------------------------------------------------------
 Reed Elsevier Capital, Inc., 6.75%
 Bonds, 8/1/11                          310,000         361,619
----------------------------------------------------------------
 Rogers Wireless Communications,
 Inc., 9.625% Sr. Sec. Nts.,
 5/1/11                                  93,000         107,415
----------------------------------------------------------------
 Safeway, Inc., 4.80% Sr. Unsec. Nts.,
 7/16/07                                450,000         471,036
----------------------------------------------------------------
 Sears Roebuck Acceptance Corp.:
 3.18% Nts., Series VII, 2/25/04 3      140,000         140,421
 6.90% Nts., 8/1/03                     240,000         240,982
----------------------------------------------------------------
 Sprint Capital Corp., 8.75% Nts.,
 3/15/32                                465,000         558,585
----------------------------------------------------------------
 Target Corp., 5.40% Nts.,
 10/1/08                                375,000         420,688
----------------------------------------------------------------
 TCI Communications, Inc.,
 9.80% Sr. Unsec. Debs.,
 2/1/12                                 810,000       1,074,657
----------------------------------------------------------------
 TECO Energy, Inc., 10.50% Sr.
 Unsec. Nts., 12/1/07                   255,000         292,294
----------------------------------------------------------------
 Time Warner Entertainment Co. LP:
 8.375% Sr. Debs., 3/15/23               67,000          84,716
 10.15% Sr. Nts., 5/1/12                185,000         253,585
----------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs.,
 1/15/13                                375,000         481,258
----------------------------------------------------------------
 Tyco International Group SA,
 6.75% Sr. Unsub. Nts.,
 2/15/11                                630,000         670,950
----------------------------------------------------------------
 Verizon Global Funding Corp.,
 7.75% Sr. Unsub. Nts.,
 12/1/30                                615,000         781,914
----------------------------------------------------------------
 Viacom, Inc., 7.70% Sr. Unsec.
 Nts., 7/30/10                          705,000         873,952
----------------------------------------------------------------
 Vornado Realty LP, 5.625% Sr.
 Unsec. Unsub. Nts., 6/15/07            375,000         402,723
----------------------------------------------------------------
 Walt Disney Co. (The):
 6.375% Sr. Unsec. Nts.,
 3/1/12                                 280,000         319,703
 6.75% Sr. Nts., 3/30/06                395,000         440,147
----------------------------------------------------------------
 Waste Management, Inc.:
 7% Sr. Nts., 7/15/28                   105,000         120,082
 7.75% Sr. Unsec. Nts.,
 5/15/32                                100,000         125,739
----------------------------------------------------------------
 Weyerhaeuser Co., 5.50% Unsec.
 Unsub. Nts., 3/15/05                   420,000         444,509
----------------------------------------------------------------
 Wyeth, 5.875% Nts., 3/15/04            440,000         453,736
                                                   -------------
 Total Non-Convertible Corporate
 Bonds and Notes (Cost $37,957,900)                  41,474,525



9  |  TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Structured Notes--1.7%
 Deutsche Bank AG, COUNTS Corp.
 Sec. Bond Linked Nts.,
 Series 2003-1, 3.019%, 1/7/05 2,3  $ 2,650,000    $  2,617,405
----------------------------------------------------------------
 UBS AG, High Grade Credit Linked
 Nts., 2.849%, 12/10/04 3             2,650,000       2,650,000

 Total Structured Notes (Cost $5,300,000)             5,267,405
                                                   -------------

----------------------------------------------------------------
 Total Investments, at Value
 (Cost $375,048,778)                      116.6%    368,002,219
----------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                          (16.6)    (52,286,203)
                                    ----------------------------
 Net Assets                               100.0%   $315,716,016
                                    ============================






Footnotes to Statement of Investments

1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $6,222,595 or 1.97% of the Portfolio's net assets as of June 30, 2003.
5. Securities with an aggregate market value of $997,920 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
6. When-issued security to be delivered and settled after June 30, 2003. See
Note 1 of Notes to Financial Statements.
7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $90,629 or 0.03% of the Portfolio's net assets as of June 30, 2003.
8. Zero coupon bond reflects effective yield on the date of purchase.

See accompanying Notes to Financial Statements.


10  |  TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003
----------------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $375,048,778)--see accompanying statement                                  $ 368,002,219
----------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $27,197,034 sold on a when-issued basis)                                      30,383,311
 Interest, dividends and principal paydowns                                                                 1,781,894
 Shares of capital stock sold                                                                                  42,863
 Other                                                                                                          2,476
                                                                                                        --------------
 Total assets                                                                                             400,212,763

----------------------------------------------------------------------------------------------------------------------
 Liabilities
 Bank overdraft                                                                                             3,754,913
----------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $75,811,789 purchased on a when-issued basis)                            80,436,994
 Shares of capital stock redeemed                                                                             169,768
 Daily variation on futures contracts                                                                          75,457
 Shareholder reports                                                                                           40,565
 Directors' compensation                                                                                        2,102
 Transfer and shareholder servicing agent fees                                                                    847
 Other                                                                                                         16,101
                                                                                                        --------------
 Total liabilities                                                                                         84,496,747


----------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                             $ 315,716,016
                                                                                                        ==============


----------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of capital stock                                                                   $     280,762
----------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                               476,087,310
----------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                        3,702,264
----------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                          (157,321,543)
----------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                                                (7,032,777)
                                                                                                        --------------
 Net Assets--applicable to 280,762,169 shares of capital stock outstanding                              $ 315,716,016
                                                                                                        ==============

----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                       $1.12




 See accompanying Notes to Financial Statements.


11  |  TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003


------------------------------------------------------------------------------------------------------------------------
 Investment Income
 Interest                                                                                                   $ 2,758,040
------------------------------------------------------------------------------------------------------------------------
 Dividends                                                                                                    1,994,388
                                                                                                            ------------
 Total investment income                                                                                      4,752,428

------------------------------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                                                951,837
------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                     19,387
------------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                             12,102
------------------------------------------------------------------------------------------------------------------------
 Accounting service fees                                                                                          7,500
------------------------------------------------------------------------------------------------------------------------
 Directors' compensation                                                                                          6,011
------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                                    5,429
------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                           19,963
                                                                                                            ------------
 Total expenses                                                                                               1,022,229
 Less reduction to custodian expenses                                                                              (383)
                                                                                                            ------------
 Net expenses                                                                                                 1,021,846

------------------------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                                        3,730,582

------------------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                                                                  2,176,155
 Closing of futures contracts                                                                                (1,532,645)
 Foreign currency transactions                                                                                   (3,790)
                                                                                                            ------------
 Net realized gain                                                                                              639,720
------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                                                 21,397,131
 Futures contracts                                                                                              327,862
                                                                                                            ------------
 Net change in unrealized appreciation                                                                       21,724,993

------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                                       $26,095,295
                                                                                                            ============




 See accompanying Notes to Financial Statements.


12  |  TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Six Months                Year
                                                                                               Ended               Ended
                                                                                       June 30, 2003        December 31,
                                                                                         (Unaudited)                2002
-------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                                  $  3,730,582       $  10,333,778
-------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                    639,720         (70,338,752)
-------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                    21,724,993           1,155,174
                                                                                        ---------------------------------
 Net increase (decrease) in net assets resulting from operations                          26,095,295         (58,849,800)

-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income                                                    (10,318,915)        (13,188,688)

-------------------------------------------------------------------------------------------------------------------------
 Capital Stock Transactions
 Net decrease in net assets resulting from capital stock transactions                    (12,635,535)        (61,627,752)

-------------------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                                                 3,140,845        (133,666,240)
-------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                     312,575,171         446,241,411
                                                                                        ---------------------------------
 End of period [including undistributed net investment income of $3,702,264 and
 $10,290,597, respectively]                                                             $315,716,016       $ 312,575,171
                                                                                        =================================



 See accompanying Notes to Financial Statements.


13  |  TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                   Six Months                                                                Year
                                                        Ended                                                               Ended
                                                June 30, 2003                                                        December 31,
                                                  (Unaudited)          2002          2001        2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                   $1.07         $1.29         $1.45       $1.75         $1.91         $2.00
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .02           .04           .04         .07           .07           .06
 Net realized and unrealized gain (loss)                  .07          (.22)         (.14)       (.10)         (.10)          .14
                                                       -----------------------------------------------------------------------------
 Total from investment operations                         .09          (.18)         (.10)       (.03)         (.03)          .20
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.04)         (.04)         (.06)       (.08)         (.06)         (.07)
 Distributions from net realized gain                      --            --            --        (.19)         (.07)         (.22)
                                                       -----------------------------------------------------------------------------
 Total dividends and/or distributions to shareholders    (.04)         (.04)         (.06)       (.27)         (.13)         (.29)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $1.12         $1.07         $1.29       $1.45         $1.75         $1.91
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                      8.50%       (14.45)%       (6.94)%     (2.51)%       (1.54)%       10.90%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in millions)                 $316          $313          $446        $606        $1,074        $1,344
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                        $307          $370          $509        $791        $1,230        $1,299
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   2.45%         2.79%         2.33%       2.97%         3.27%         3.30%
 Expenses, gross                                         0.67%         0.66%         0.65%       0.61%         0.55%         0.55% 3
 Expenses, net                                           0.67% 4       0.66% 4       0.65% 4     0.61% 4       0.55% 4       0.55%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  137%          149%          108%        123%          113%           93%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


14  |  TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.
    The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Portfolio invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Portfolio's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Portfolio records a realized gain or loss when a structured note is sold or matures. As of June 30, 2003, the market value of these securities comprised 1.7% of the Portfolio's net assets, and resulted in unrealized losses in the current period of $32,595.
--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. As of June 30, 2003, the Portfolio had entered into when-issued purchase commitments of $75,811,789. Additionally, the Portfolio had when-issued sale commitments of $27,197,034.
    In connection with its ability to purchase securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as interest income.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


15  |  TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Foreign Currency Translation. The Portfolio's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.
--------------------------------------------------------------------------------
 Federal Taxes. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2003, the Portfolio had available for federal income tax purposes an estimated unused capital loss carryforward of $157,516,004. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Portfolio used $639,720 of carryforward to offset capital gains realized. During the year ended December 31, 2002, the Portfolio did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -----------------------
                              2008       $ 18,461,536
                              2009         62,949,621
                              2010         70,023,891
                                         ------------
                              Total      $151,435,048
                                         ============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to paydown gains and losses are treated as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                  Six Months Ended               Year Ended
                                     June 30, 2003        December 31, 2002
     ----------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                   $10,318,915              $13,188,688

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Portfolio.


16  |  TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                     Six Months Ended June 30, 2003            Year Ended December 31, 2002
                                        Shares               Amount              Shares              Amount
------------------------------------------------------------------------------------------------------------
 Sold                                2,346,437         $  2,507,334           6,640,466        $  7,730,503
 Dividends and/or distributions
 reinvested                         10,318,914           10,318,915          10,550,950          13,188,688
 Redeemed                          (23,850,341)         (25,461,784)        (72,474,275)        (82,546,943)
                                   -------------------------------------------------------------------------
 Net decrease                      (11,184,990)        $(12,635,535)        (55,282,859)       $(61,627,752)
                                   =========================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $466,751,367 and $470,605,107, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $600 million of average daily net assets of the Portfolio, and 0.45% of average daily net assets in excess of $600 million.
--------------------------------------------------------------------------------
 Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a $19.75 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


17  |  TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts Continued
    The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2003, the Portfolio had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.
    The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of June 30, 2003, the Portfolio had outstanding futures contracts as follows:

                                                                                                Unrealized
                                     Expiration       Number of       Valuation as of         Appreciation
 Contract Description                     Dates       Contracts         June 30, 2003       (Depreciation)
-----------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro-Bundesobligation                   9/8/03              55          $  7,378,895             $(99,804)
                                                                                                  ---------

 Contracts to Sell
 U.S. Long Bonds                        9/19/03              54             6,336,563              102,844
 U.S. Treasury Nts., 2 yr.              9/29/03              42             9,084,469               (7,906)
 U.S. Treasury Nts., 5 yr.              9/19/03             135            15,541,875               (5,110)
 U.S. Treasury Nts., 10 yr.             9/19/03             108            12,683,250               23,758
                                                                                                  ---------
                                                                                                   113,586
                                                                                                  ---------
                                                                                                  $ 13,782
                                                                                                  =========


18  |  TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
 7. Total Return Swap Transactions
 The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to interest income, in the amount due to or owed by the Portfolio at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

 As of June 30, 2003, the Portfolio had entered into the following total return swap agreements:

                                            Paid by         Received by                   Unrealized
                                   the Portfolio at    the Portfolio at  Termination    Appreciation
 Swap Counterparty     Notional       June 30, 2003       June 30, 2003         Date  (Depreciation)
----------------------------------------------------------------------------------------------------
                                                         Value of total
                                          Six-Month           return of
                                      LIBOR less 40     Lehman Brothers
 Deutsche Bank       $2,113,000        basis points          CMBS Index     12/31/03             $--


--------------------------------------------------------------------------------
 8. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $9,871,491, which represents 3.13% of the Portfolio's net assets.

--------------------------------------------------------------------------------
 9. Borrowing and Lending Arrangements
 The Portfolio entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Portfolio may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Portfolio's Board of Directors, based upon a recommendation by the Manager. The Portfolio's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Portfolio borrows money, there is a risk that the loan could be called on one day's notice, in which case the Portfolio might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Portfolio lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Portfolio had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.225.5677, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Portfolio's Form N-PX filing will be available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


19  |  TOTAL RETURN PORTFOLIO

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)